2. Business Acquisition and Contingent Consideration: Schedule of Business Acquisitions by Acquisition, Contingent Consideration (Details) - USD ($)		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016	Mar. 31, 2015
Payable to Corporation		$ 1,902,387	[1]	$ 1,636,365	[1]	$ 1,257,995	$ 831,632
Business Combination, Contingent Consideration, Liability		251,935		463,772		758,953	1,031,179
Business Combination, Liabilities Arising from Contingencies, Amount Recognized		2,154,322		2,100,137		2,016,948	$ 1,862,811
Loss on change in fair value of contingent consideration	[1]	54,185		83,189		154,137
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		(211,837)		(295,181)		(272,226)
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings		54,185		83,189		154,137
Contingent consideration, current portion	[1]	251,935		339,080
Contingent consideration				124,692
Accounts Payable
Loss on change in fair value of contingent consideration		266,022		$ 378,370		$ 426,363
Boston Scientific Corp.
Payable to Corporation		$ 1,902,387

[1]	See Note 2.